Financial Instruments (Details 2) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Increase at a rate of 5%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Change in volatility	$ (315)
Increase at a rate of 10%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Change in volatility	(622)
Decrease at a rate of 5%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Change in volatility	321
Decrease at a rate of 10%
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Change in volatility	$ 647